JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

December 28, 2023

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 430 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an Amendment No. 431 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to register Class R Shares for each of the Cboe Vest US Large Cap 10% Buffer Strategies Fund, the Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Fund and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”). Also, each Fund has changed its name effective January 2, 2024, as follows:

Current Fund Name	New Fund Name
Cboe Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 10% Buffer Strategies Fund
Cboe Vest US Large Cap 20% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe Vest Bitcoin Strategy Managed Volatility Fund	Vest Bitcoin Strategy Managed Volatility Fund

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP